ACQUISITION COSTS	12 Months Ended
Oct. 31, 2020
Acquisition Costs
ACQUISITION COSTS

28.	ACQUISITION COSTS

During the year ended October 31, 2019, the Company entered into a binding letter of intent (the “LOI”) pursuant to which the Company was to acquire assets including real estate, intellectual property and other assets for aggregate consideration of $3,000,000, subject to certain adjustments. The Company decided to terminate the LOI and, in doing so, incurred acquisition costs of $49,188 which have been expensed in the statement of loss and comprehensive loss during the year ended October 31, 2019.

During the year ended October 31, 2019, the Company entered into a binding agreement for the option to acquire operational control of certain assets in Michigan. The Company decided not to move forward with this acquisition and, pursuant to a termination agreement, issued 2,148,177 warrants as disclosed in Note 17.12). The fair value of the vested warrants of $77,014 was expensed as an acquisition cost in the statement of loss and comprehensive loss during the year ended October 31, 2019.